SCHEDULE OF COMPANY’S OPERATING LEASE (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2022
Right of use asset	$ 10,696,929	$ 11,412,562	$ 10,604,935
Operating lease liability, current	2,707,312	2,748,824	2,228,852
Operating lease liability, net of current	$ 7,823,748	$ 8,461,182	$ 8,041,504
Greens Natural Foods, Inc. [Member]
Right of use asset				$ 6,036,104
Operating lease liability, current				1,661,788
Operating lease liability, net of current				$ 4,374,315